Reverse Recapitalization - Summary of fair value of Artisan's identifiable net assets acquired (Parenthetical) (Detail) - $ / shares	Jun. 30, 2022	May 18, 2022
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Class of warrants issued during the period	1,500,000
Artisan [Member] | Private Placement Warrant [Member]
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Class of warrants issued during the period	375,000
Artisan [Member] | Class A ordinary shares [Member]
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Number of shares issued	6,000,000
Sale of stock price per share	$ 10
Artisan [Member] | Redeemable Warrants [Member]
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Class of warrants issued during the period	1,500,000
FPA Investors [Member] | Warrant [Member]
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Number Of Warrant Issued Upon Conversion		1,500,000
FPA Investors [Member] | Reverse Recapitalization [Member]
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Sale of stock price per share	$ 585,000
FPA Investors [Member] | Class A ordinary shares [Member]
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Shares Issued upon Conversion		6,000,000